Income Taxes	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

The Company recognizes deferred income tax assets or liabilities for the expected future tax consequences of events that have been recognized in the financial statements or income tax returns. Deferred income tax assets or liabilities are determined based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to apply when the differences are expected to be settled or realized.  Deferred income tax assets are reviewed periodically for recoverability and valuation allowances are provided as necessary.  Interest and penalties related to income tax liabilities, when incurred, are classified in interest expense and income tax provision, respectively.

For the fiscal years ended September 30, 2014 and 2013, the Company incurred net losses for income tax purposes of $8,419,359 and $3,427,372, respectively.  The amount and ultimate realization of the benefits from the net operating losses is dependent, in part, upon the tax laws in effect, the Company's future earnings, and other future events, the effects of which cannot be determined.  The Company has established a valuation allowance for all deferred income tax assets not offset by deferred income tax liabilities due to the uncertainty of their realization.  Accordingly, there is no benefit for income taxes in the accompanying statements of operations.

At September 30, 2014, the Company had net carryforwards available to offset future taxable income of approximately $203,000,000 which will begin to expire in 2020.  The utilization of the net loss carryforwards is dependent upon the tax laws in effect at the time the net operating loss carryforwards can be utilized.  The Internal Revenue Code contains provisions that likely could reduce or limit the availability and utilization of these net operating loss carryforwards. As part of a debt conversion to Common Stock on September 30, 2013 the Company believes a Section 382 ownership change occurred. In general, a Section 382 ownership change occurs if there is a cumulative change in ownership by “5%” shareholders (as defined in the Internal Revenue Code of 1986, as amended) that exceeds 50 percentage points over a rolling three-year period. An ownership change generally affects the rate at which NOLs and potentially other deferred tax assets are permitted to offset future taxable income. Of our federal NOL amount as of September 30, 2014, approximately $66,000,000 is subject to an annual Section 382 limitation of approximately $6,200,000 per year due to the ownership change. Since the Company maintains a full valuation allowance on all of its U.S. and state deferred tax assets, the impact of the ownership change on the future realizability of its U.S. and state deferred tax assets did not result in an impact to our provision for income taxes for the year ended September 30, 2014, or on the Company’s net deferred tax asset as of September 30, 2014.

The deferred income tax assets (liabilities) were comprised of the following for the periods indicated:

	Fiscal Years Ended
	September 30,
	2014	2013
Net loss carryforwards	$50,933,000	$72,208,000
Accruals and reserves	281,000	1,562,000
Contributions	8,000	8,000
Depreciation	79,000	42,000
Stock-based compensation	5,980,000	5,880,000
Valuation allowance	(57,282,000)	(79,700,000)
Customer advances	1,000	-
Total	$-	$-

Reconciliations between the benefit for income taxes at the federal statutory income tax rate and the Company's benefit for income taxes for the years ended September 30, 2014 and 2013 are as follows:

	Fiscal Years Ended
	September 30,
	2014	2013
Federal income tax benefit at statutory rate	$2,863,000	$6,091,000
State income tax benefit, net of federal income tax effect	278,000	591,000
Change in estimated tax rate and gain (loss) on non-deductible expenses	(5,000)	(5,556,000)
Loss of operating loss for IRC Sec 382 limitation	(24,738,000)	-
Loss of operating loss for entities sold	-	778,000
Change in valuation allowance	21,602,000	(348,000)
Benefit for income taxes	$-	$-

During the fiscal year ended September 30, 2013, the Company began recognizing revenues from international sources from its products and monitoring services.  During the fiscal year ended September 30, 2013, the Company began recognizing a liability for value-added taxes which will be due upon collection. The liability for these value added taxes at September 30, 2014 was $74,184.

The Company’s open tax years for its federal and state income tax returns are for the tax years ended September 30, 2011 through September 30, 2014.